Income Taxes - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 3,803	$ 3,910
Unused tax losses for which a deferred tax asset has not been recognised	349	629
Capital tax losses for which no deferred tax asset recognised	$ 28	27
Tax regime profits rate	0.15
Corporate income tax	0.15
Statutory regime tax rate	0.15
Income tax expense (benefit)	$ 1,016	1,040
Temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognised	$ 4,960	$ 3,947
Applicable tax rate	27.75%
Taxes at the combined Canadian federal and provincial statutory income tax rate	27.80%	27.80%
Bottom of range | Foreign Tax Entities, Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	0.00%
Top of range | Foreign Tax Entities, Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
Sun Life UK | Disposal groups classified as held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense (benefit)	$ 5	$ 98
Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated non-capital tax losses	2,243	3,205
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net capital losses	67	10
United States | Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14	2
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6	18
Capital losses	$ 255	$ 343